Impairment Charges and Reversals	6 Months Ended
Jun. 30, 2018
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Impairment Charges and Reversals

6. IMPAIRMENT CHARGES AND REVERSALS

A) Cash-Generating Unit Impairments

On a quarterly basis, the Company assesses its cash-generating units (“CGUs”) for indicators of impairment or when facts and circumstances suggest the carrying amount may exceed its recoverable amount.

2019 Upstream Impairments

As at June 30, 2019, forward natural gas prices have declined approximately 13 percent since the Company tested its upstream CGUs for impairment as at December 31, 2018. Therefore, the Company completed an impairment test of its upstream CGUs with natural gas reserves. As at June 30, 2019, there was no impairment of goodwill or the Company’s CGUs.

Key Assumptions

As at June 30, 2019, the recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal or an evaluation of comparable asset transactions. Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate. All reserves have been evaluated as at December 31, 2018 by the Company’s independent qualified reserves evaluators.

For the purpose of impairment testing, goodwill is allocated to the CGU to which it relates.

Crude Oil, NGLs and Natural Gas Prices

The forward prices as at June 30, 2019, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2019	2020	2021	2022	2023	Average Annual Increase Thereafter
WTI (US$/barrel) (1)	59.92	63.57	66.67	69.30	71.98	2.0%
WCS (C$/barrel) (2)	59.41	59.93	62.82	66.19	69.30	2.1%
Edmonton C5+ (C$/barrel)	74.00	78.06	80.90	84.24	87.79	2.0%
AECO (C$/Mcf) (3) (4)	1.39	1.91	2.37	2.66	2.79	2.1%
(1)	West Texas Intermediate (“WTI”).
(2)	Western Canadian Select (“WCS”).
(3)	Alberta Energy Company (“AECO”) natural gas.
(4)	Assumes gas heating value of one million British thermal units (“MMBtu”) per thousand cubic feet.

Discount and Inflation Rates

Discounted future cash flows are determined by applying a discount rate of 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors. Inflation is estimated at two percent.

2018 Upstream Impairments

As at June 30, 2018, the book value of the Company’s net assets was greater than its market capitalization and forward natural gas prices declined further since the Company last tested its upstream CGUs for impairment as at March 31, 2018. As such, the Company tested its upstream assets for impairment. As at June 30, 2018, there was no impairment of goodwill or the Company’s CGUs.

As at March 31, 2018, the Company tested its upstream CGUs for impairment and the Company determined that the carrying amount of the Clearwater CGU exceeded its recoverable amount, resulting in an impairment loss of $100 million. The impairment was recorded as additional DD&A in the Deep Basin segment. Future cash flows for the CGU declined due to lower forward natural gas prices. As at March 31, 2018, the recoverable amount of the Clearwater CGU was estimated to be approximately $322 million.

Key Assumptions

As at June 30, 2018, the recoverable amounts of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal or an evaluation of comparable asset transactions. Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate. All reserves have been evaluated as at December 31, 2017 by the Company’s independent qualified reserves evaluators.

For the purpose of impairment testing, goodwill is allocated to the CGU to which it relates.

Crude Oil, NGLs and Natural Gas Prices

The forward prices as at June 30, 2018, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2018	2019	2020	2021	2022	Average Annual Increase Thereafter
WTI (US$/barrel)	68.42	65.77	67.87	69.67	72.35	2.1%
WCS (C$/barrel)	59.66	61.15	64.41	66.51	68.22	2.1%
Edmonton C5+ (C$/barrel)	88.18	81.66	82.01	83.30	85.15	2.1%
AECO (C$/Mcf)	1.90	2.37	2.83	3.13	3.36	2.0%

Discount and Inflation Rates

Discounted future cash flows are determined by applying a discount rate of 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors. Inflation is estimated at two percent.

B) Asset Impairment and Writedowns

Exploration and Evaluation Assets

For the six months ended June 30, 2019, $9 million of previously capitalized E&E costs were written off as the carrying value was not considered to be recoverable and recorded as exploration expense in the Oil Sands segment.

For the six months ended June 30, 2018, $6 million of previously capitalized E&E costs were written off and recorded as exploration expense in the Oil Sands segment.

Property, Plant and Equipment, Net

For the six months ended June 30, 2019, the Company recorded an impairment loss of $17 million in the Oil Sands segment related to a natural gas property that was written down to its recoverable amount. In addition, $8 million of leasehold improvements were written off. This impairment loss was recorded as additional DD&A in the Corporate and Eliminations segment.

For the six months ended June 30, 2018, the Company recorded an impairment loss of $7 million in the Oil Sands segment for information technology assets that were written down to their recoverable amounts. This impairment loss was recorded as additional DD&A in the Corporate and Eliminations segment.